Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors and senior management

			$ million
	2018	2017	2016
Total for all senior management and non-executive directors
Short-term employee benefits	25	29	28
Pensions and other post-retirement benefits	2	2	3
Share-based payments	32	29	39
Total	59	60	70
Remuneration of directors

			$ million
	2018	2017	2016
Total for all directors
Emoluments	8	9	10
Amounts received under incentive schemes[a]	16	9	14
Total	24	18	24
[a] Excludes amounts relating to past directors.